Debt - Summary of Net Interest Expense (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Original issue discounts	$ 100,000	$ 100,000
Unrealized foreign exchange (gains) losses	(3,780,000)	5,174,000
Total interest expense	9,200,000	19,000,000
Interest income	0	0
Interest expense, net	9,200,000	19,000,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest expense	300,000
Amortization debt issue costs	100,000	100,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	4,000,000	4,000,000
Amortization debt issue costs	300,000	300,000
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8,600,000	8,600,000
Amortization debt issue costs	400,000	300,000
Other [Member]
Debt Instrument [Line Items]
Interest expense	$ 200,000	$ 400,000